Employee Benefits - Summary of Number of Awards and Movements for all Share Plans (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Employee Plans [member] | WEP [member]
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Opening balance	9,125,440	6,629,681
Granted during the year	5,188,220	3,445,234
Vested during the year	(1,833,896)	(600,271)
Forfeited during the year	(716,686)	(349,204)
Ending balance	11,763,078	9,125,440
Fair value of awards granted during the year | $	$ 70	$ 60
Employee Plans [member] | SWEP [member]
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Opening balance	1,556,573	2,884,076
Granted during the year	48,179	100,811
Vested during the year	(1,038,583)	(1,071,291)
Forfeited during the year	(108,599)	(357,023)
Ending balance	457,570	1,556,573
Fair value of awards granted during the year | $	$ 1	$ 2
Executive Plans [member] | STA [member]
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Opening balance	1,066,237	993,197
Granted during the year	918,543	420,429
Vested during the year	(231,156)	(286,979)
Forfeited during the year	(201,956)	(60,410)
Ending balance	1,551,668	1,066,237
Fair value of awards granted during the year | $	$ 18	$ 10
Executive Plans [member] | LTA [member]
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Opening balance	2,696,552	2,554,422
Granted during the year	364,378	658,969
Vested during the year	(250,149)	(106,430)
Forfeited during the year	(361,735)	(410,409)
Ending balance	2,449,046	2,696,552
Fair value of awards granted during the year | $	$ 8	$ 12